June 10, 2024

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allspring Funds Trust
Registration Statement on Form N-14
File Number: 333-xxxxxx

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Allspring Funds Trust (the “Trust”). This filing relates to the acquisition of the assets of:

■	Allspring Heritage Money Market Fund, a series of the Trust, by and in exchange for shares of Allspring Government Money Market Fund, a series of the Trust

At this time, the Registrant respectfully requests an effective date of July 10, 2024 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (857) 990-1101.

Very truly yours,

/s/ Maureen Towle

Maureen Towle, Esq.
Allspring Legal Department

Enclosures